Loans (Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 23,856	¥ 11,391
Other industries
Financing Receivable, Modifications [Line Items]
Recorded investment	130
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	19,268	11,361
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	2,006	1,801
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	70	1,621
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	2,561	1,188
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	13,396	4,614
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	201	771
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	904	1,366
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 4,588	¥ 30